As filed with the Securities and Exchange Commission on May 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08795

40|86 Strategic Income Fund
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Jeffrey M. Sautz
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

40|86 Strategic Income Fund

Schedule of Investments (unaudited)			March 31, 2007

SHARES OR
PRINCIPAL	INTEREST		MATURITY
AMOUNT	RATE		DATE	VALUE
CORPORATE BONDS - 131.54%
Aerospace & Defense - 0.68%
$500,000	Bombardier, Inc. (a)(e)	8.000%	11/15/2014	$520,000

Athletic Equipment - 1.30%
1,000,000	Riddell Bell Holdings, Inc. (c)	8.375%	10/01/2012	992,500

Automobiles - 1.75%
500,000	Ford Motor Co.	7.450%	07/16/2031	389,375
1,000,000	General Motors Corp.	7.200%	01/15/2011	952,500
				1,341,875
Books, Periodicals, And Newspapers - 0.66%
500,000	Nebraska Book Co, Inc.	8.625%	03/15/2012	506,250

Building Product Air & Heating - 1.32%
1,000,000	Goodman Global Holdings, Inc. (c)	7.875%	12/15/2012	1,010,000

Building Services - 2.45%
585,000	Hexcel Corp. (c)	6.750%	02/01/2015	580,808
850,000	Rhodes Homes (a)	8.614%	11/11/2010	849,295
500,000	William Lyon Homes, Inc. (c)	7.625%	12/15/2012	447,500
				1,877,603
Cable & Other Pay Television Services - 8.27%
500,000	Charter Communications Holdings I LLC/CCH I Capital Corp.	11.000%	10/01/2015	521,250
500,000	Charter Communications Holdings II LLC/CCH II Capital Corp.	10.250%	09/15/2010	530,000
1,000,000	Charter Communications Operating LLC (a)(c)	8.375%	04/30/2014	1,046,250
725,000	CSC Holdings, Inc. (a)	6.750%	04/15/2012	723,188
500,000	DirecTV Holdings LLC	6.375%	06/15/2015	477,500
1,200,000	EchoStar DBS Corp. (c)	6.625%	10/01/2014	1,210,500
250,000	Mediacom Broadband LLC/Corp	8.500%	10/15/2015	256,875
500,000	Mediacom Broadband LLC/Corp (a)	8.500%	10/15/2015	513,750
1,000,000	NTL Cable PLC (e)	9.125%	08/15/2016	1,060,000
				6,339,313
Chemicals & Allied Products - 5.67%
1,010,000	Del Labs, Inc. (c)	8.000%	02/01/2012	946,875
630,000	Hercules, Inc. (c)	6.750%	10/15/2029	633,150
500,000	Huntsman International LLC (a)	7.875%	11/15/2014	519,375
825,000	Lyondell Chemical Co. (c)	11.125%	07/15/2012	886,875
585,000	Nalco Co. (c)	8.875%	11/15/2013	624,487
463,000	Rockwood Specialties Group, Inc. (c)	10.625%	05/15/2011	490,780
250,000	Westlake Chemical Corp.	6.625%	01/15/2016	245,000
				4,346,542
Commercial Services & Supplies - 4.90%
500,000	Acco Brands Corp. (c)	7.625%	08/15/2015	502,500
1,360,000	Adesa, Inc. (c)	7.625%	06/15/2012	1,445,000
500,000	ARAMARK Corporation (a)	8.500%	02/01/2015	522,500
750,000	Corrections Corporation of America (c)	6.250%	03/15/2013	753,750
500,000	FTI Consulting, Inc.	7.750%	10/01/2016	527,500
				3,751,250
Communications - 5.31%
750,000	Cincinnati Bell, Inc. (c)	8.375%	01/15/2014	770,625
500,000	Citizens Communications Co. (c)	6.250%	01/15/2013	498,750
500,000	Intelsat Bermuda Ltd. (a)(e)	11.250%	06/15/2016	570,000
1,110,000	Qwest Communications International, Inc. (c)	7.250%	02/15/2011	1,141,913
1,000,000	Windstream Corp. (c)	8.125%	08/01/2013	1,087,500
				4,068,788
Communications Equipment - 0.67%
500,000	Belden CDT Inc. (a)	7.000%	03/15/2017	512,511

Construction Materials - 1.34%
1,005,000	U.S. Concrete, Inc. (c)	8.375%	04/01/2014	1,025,100

Containers & Packaging - 5.20%
500,000	Ball Corp. (c)	6.625%	03/15/2018	498,125
500,000	Berry Plastic Holdings Corp.	8.875%	09/15/2014	513,750
500,000	Graham Packaging Co. (c)	8.500%	10/15/2012	510,000
1,100,000	Graphic Packaging International Corp. (c)	9.500%	08/15/2013	1,175,625
500,000	Jefferson Smurfit Corp.	8.250%	10/01/2012	502,500
750,000	Owens-Brockway (c)	8.250%	05/15/2013	785,625
				3,985,625
Distribution/Wholesale - 1.37%
1,000,000	VWR International, Inc. (c)	8.000%	04/15/2014	1,047,500

Drawing & Insulating of Nonferrous Wire - 1.46%
1,080,000	Superior Essex Communications & Essex Group LLC (c)	9.000%	04/15/2012	1,120,500

Electric, Gas, & Sanitary Services - 9.03%
900,000	Atlas Pipeline Partners LP (c)	8.125%	12/15/2015	931,500
500,000	Dynegy, Inc.	8.375%	05/01/2016	522,500
250,000	Edison Mission Energy	7.500%	06/15/2013	259,375
667,840	Midwest Generation LLC (c)	8.560%	01/02/2016	730,868
1,000,000	Mirant North America LLC	7.375%	12/31/2013	1,030,000
1,000,000	NRG Energy, Inc. (c)	7.250%	02/01/2014	1,027,500
1,120,000	Pacific Energy Partners LP (c)	7.125%	06/15/2014	1,170,903
710,000	Targa Resources, Inc. (a)	8.500%	11/01/2013	727,750
500,000	Transcontinental Gas Pipeline (c)	6.400%	04/15/2016	518,125
				6,918,521
Electrical Equipment - 0.69%
500,000	Baldor Electric Company	8.625%	02/15/2017	531,250

Electronic, Other Electrical Equipment, Except Computers - 1.90%
500,000	L-3 Communications Corp.	6.375%	10/15/2015	498,125
500,000	Nexstar Financial Holdings LLC (d)	0.000%	04/01/2013	486,250
500,000	Sanmina-SCI Corp.	8.125%	03/01/2016	472,500
				1,456,875
Fabricated Metal Products, Except Machinery & Transportation Equipment - 1.67%
1,205,000	Novelis, Inc. (c)(e)	7.250%	02/15/2015	1,280,312

Food & Kindred Products - 3.26%
500,000	Dean Foods Company	7.000%	06/01/2016	504,375
500,000	Del Monte Corp. (c)	6.750%	02/15/2015	496,875
260,000	Dole Food Co., Inc.	7.250%	06/15/2010	249,600
750,000	Pilgrim's Pride Corporation	8.375%	05/01/2017	744,375
500,000	Sturm Foods, Inc. (a)	11.380%	07/31/2014	500,315
				2,495,540
Health Care Equipment & Supplies - 0.66%
500,000	Advanced Medical Optics, Inc. (a)	7.500%	05/01/2017	506,250

Health Care Providers & Services - 1.07%
10,000	HCA, Inc.	6.250%	02/15/2013	9,112
750,000	HCA, Inc. (a)	9.250%	11/15/2016	810,937
				820,049
Health Services - 3.60%
955,000	Davita, Inc. (c)	7.250%	03/15/2015	970,519
750,000	Omnicare, Inc.	6.875%	12/15/2015	760,313
1,000,000	Res-Care, Inc. (c)	7.750%	10/15/2013	1,025,000
				2,755,832
Heavy Construction Equipment Rental & Leasing - 1.32%
500,000	Rental Service Corp (a)	8.860%	11/21/2013	508,750
500,000	United Rentals North America, Inc.	6.500%	02/15/2012	501,250
				1,010,000
Hotels, Restaurants & Leisure - 8.85%
500,000	Boyd Gaming Corp.	7.125%	02/01/2016	492,500
500,000	Ginn-LA CS Borrower LLC (a)	12.364%	06/08/2012	435,000
590,000	Host Marriott LP	7.125%	11/01/2013	606,225
500,000	Las Vegas Sands Corp.	6.375%	02/15/2015	480,000
750,000	MGM Mirage (c)	6.625%	07/15/2015	723,750
500,000	MGM Mirage (c)	6.875%	04/01/2016	488,750
500,000	Penn National Gaming	6.750%	03/01/2015	487,500
1,000,000	Pinnacle Entertainment, Inc. (c)	8.250%	03/15/2012	1,035,000
500,000	Station Casinos, Inc.	6.875%	03/01/2016	460,625
575,000	Vail Resorts, Inc. (c)	6.750%	02/15/2014	579,312
1,000,000	Wynn Las Vegas LLC (c)	6.625%	12/01/2014	995,000
				6,783,662
Industrial & Commercial Machinery - 2.70%
1,185,000	Case Corp. (c)	7.250%	01/15/2016	1,244,250
800,000	Terex Corp. (c)	7.375%	01/15/2014	828,000
				2,072,250
Insurance - 0.60%
500,000	Stingray Partnership Trust (a)	5.902%	01/12/2015	460,000

IT Services - 1.07%
760,000	Sungard Data Systems, Inc.	9.125%	08/15/2013	818,900

Machinery - 1.33%
500,000	American Railcar Industries, Inc. (a)	7.500%	03/01/2014	516,250
500,000	TriMas Corp.	9.875%	06/15/2012	501,875
				1,018,125
Measuring Instruments, Photo Goods, Watches - 1.37%
775,000	DRS Technologies, Inc. (c)	6.875%	11/01/2013	786,625
250,000	DRS Technologies, Inc.	7.625%	02/01/2018	261,250
				1,047,875
Media - 1.96%
500,000	Idearc, Inc. (a)	8.000%	11/15/2016	516,875
500,000	Reader's Digest Association, Inc. (a)	9.000%	02/15/2017	483,750
500,000	Umbrella Acquisition (a)	9.750%	03/15/2015	500,625
				1,501,250
Medical Equipment Rental & Leasing - 2.12%
1,525,000	Universal Hospital Services, Inc. (c)	10.125%	11/01/2011	1,627,938

Metals & Mining - 0.71%
500,000	Freeport-McMoRan Copper & Gold Inc.	8.375%	04/01/2017	541,875

Multiline Retail - 1.10%
750,000	Neiman Marcus Group, Inc. (c)	10.375%	10/15/2015	840,000

Non-depository Credit Institutions - 2.60%
1,000,000	Ford Motor Credit Co. (c)	8.000%	12/15/2016	963,829
1,000,000	General Motors Acceptance Corp.	7.750%	01/19/2010	1,027,060
				1,990,889
Oil & Gas - 5.35%
950,000	Chesapeake Energy Corp. (c)	6.625%	01/15/2016	961,875
790,000	El Paso Production Holding Co. (c)	7.750%	06/01/2013	829,500
500,000	Pioneer Natural Resources Company	5.875%	07/15/2016	467,739
750,000	Range Resources Corp.	7.500%	05/15/2016	776,250
500,000	Williams Companies, Inc. (c)	7.500%	01/15/2031	532,500
500,000	Williams Partners LP (a)	7.250%	02/01/2017	531,250
				4,099,114
Paper & Forest Products - 6.01%
750,000	Boise Cascade LLC (c)	7.125%	10/15/2014	746,250
1,000,000	Buckeye Technologies, Inc. (c)	8.500%	10/01/2013	1,050,000
500,000	Cenveo Corp.	7.875%	12/01/2013	492,500
1,400,000	Georgia-Pacific Corp. (c)	7.375%	12/01/2025	1,358,000
450,000	Neenah Paper, Inc. (c)	7.375%	11/15/2014	436,500
500,000	Verso Paper Holdings LLC (a)	9.125%	08/01/2014	522,500
				4,605,750
Personal Products - 1.32%
1,000,000	NBTY, Inc. (c)	7.125%	10/01/2015	1,011,250

Pharmaceutical Preparations - 0.65%
500,000	Chattem, Inc.	7.000%	03/01/2014	498,750

Printing, Publishing, & Allied Industries - 3.45%
500,000	Nielsen Finance LLC/Corp. (a)	10.000%	08/01/2014	547,500
1,110,000	RH Donnelley Corp. (c)	6.875%	01/15/2013	1,085,025
1,055,000	Warner Music Group (c)	7.375%	04/15/2014	1,010,162
				2,642,687
Real Estate Investment Trusts (REITs) - 2.06%
750,000	Senior Housing Properties Trust (c)	8.625%	01/15/2012	823,125
750,000	Tower 2006-1 F (a)(c)	7.036%	02/15/2036	758,423
				1,581,548
Refuse Systems - 1.12%
850,000	Allied Waste	6.875%	06/01/2017	856,375

Semiconductor & Semiconductor Equipment - 1.32%
1,000,000	Freescale Semiconductor, Inc. (a)(c)	10.125%	12/15/2016	1,007,500

Special Purpose Entity - 4.30%
10,000	BCP Crystal US Holdings Corp.	9.625%	06/15/2014	11,409
500,000	C & M Finance Co. Ltd. (a)(c)(e)	8.100%	02/01/2016	526,250
990,000	Dow Jones CDX NA HY 6 Trust 1 (a)	8.625%	06/29/2011	1,045,687
930,000	Trains HY - 1 - 2006 (a)	7.548%	05/01/2016	947,185
500,000	Yankee Acquisition Corp. (a)	8.500%	02/15/2015	508,750
250,000	Yankee Acquisition Corp. (a)	9.750%	02/15/2017	254,375
				3,293,656
Television Broadcasting Stations - 2.64%
1,000,000	Lin Television Corp. (c)	6.500%	05/15/2013	983,750
1,000,000	Sinclair Broadcast Group, Inc. (c)	8.000%	03/15/2012	1,040,000
				2,023,750
Textiles, Apparel & Luxury Goods - 1.36%
500,000	Brown Shoe Inc. (c)	8.750%	05/01/2012	532,500
500,000	Hanesbrands, Inc. (a)(b)	8.735%	12/15/2014	511,875
				1,044,375
Tobacco - 1.44%
1,000,000	Alliance One International, Inc. (c)	11.000%	05/15/2012	1,105,000

Transportation - 4.11%
750,000	Hertz Corp.	8.875%	01/01/2014	811,875
1,665,000	TFM SA de CV (c)(e)	9.375%	05/01/2012	1,798,200
500,000	U.S. Shipping Partners LP (a)(c)	13.000%	08/15/2014	540,625
				3,150,700
Transportation Equipment - 3.68%
835,000	Tenneco Automotive, Inc.	8.625%	11/15/2014	874,663
750,000	TransDigm Group Incorporated (a)	7.750%	07/15/2014	778,125
500,000	TRW Automotive Acquisition (a)	7.250%	03/15/2017	492,500
645,000	United Components, Inc.	9.375%	06/15/2013	670,800
				2,816,088
Wholesale Trade - 2.77%
1,055,000	Fastentech, Inc. (c)	11.500%	05/01/2011	1,119,629
1,000,000	Vedanta Resources PLC (a)(c)(e)	6.625%	02/22/2010	1,003,750
				2,123,379
	Total corporate bonds (cost $98,603,915)			$100,782,672

FOREIGN GOVERNMENT BONDS - 2.52%
1,000,000	Federated Republic of Brazil (c)(e)	10.500%	07/14/2014	1,287,500
620,000	Federated Republic of Turkey (c)(e)	7.375%	02/05/2025	640,150
	Total foreign government bonds (cost $1,687,388)			$1,927,650

SHORT-TERM INVESTMENTS - 0.84%
643,545	AIM Liquid Assets, 5.260%	5.260%		643,545
	Total short-term investments (Cost $643,545)			$643,545

	Total investments - 134.90% of net assets (cost $100,934,848) (f)			$103,353,867
	Liabilities, less other assets - (34.90)%			(26,738,206)
	Total Net Assets - 100.00%			$76,615,661

(a) Restricted under Rule 144A of the Securitites Act of 1933.
(b) Variable Rate - The rate reported is the rate in effect as of March 31, 2007.
(c) All or a portion of these securities were included in a pledge account (Note 7)
(d) Security has a stepped rate. The rate is listed as of March 31, 2007.
(e) Foreign security or a U.S. security of a foreign company.
(f) The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:
Tax cost of investments				$103,260,793

Gross unrealized appreciation				3,126,358
Gross unrealized depreciation				(3,033,284)
Net unrealized appreciation				$93,074

      *   Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   40|86 Strategic Income Fund

By (Signature and Title)   /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date   May 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, President

Date   May 17, 2008

By (Signature and Title)   /s/ Daniel J. Murphy
Daniel J. Murphy, Treasurer

Date   May 21, 2008